Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases
Summary of effect on the consolidated balance sheet as a result of adopting ASC 842

		Adjustments
	As of December 31,	due to adoption of		As of January 1,
	2021	ASC 842		2022
	RMB	RMB		RMB
ASSETS
Prepayments and other current assets	200,075	(4,458)	(a)	195,617
Operating lease right-of-use assets	—	74,892	(b)	74,892

LIABILITIES
Operating lease liabilities, current	—	(37,414)	(c)	(37,414)
Operating lease liabilities, non-current	—	(33,020)	(c)	(33,020)
(a)	Represents prepaid rent reclassified to operating lease right-of-use assets.
(b)	Represents operating lease right-of-use assets, which is made up of present value of operating lease payments, and the reclassification of prepaid rent from prepayments and other current assets.
(c)	Represents the recognition of operating lease liabilities, current and non-current.

Summary of components of lease cost

Year Ended
December 31, 2022
RMB

Operating lease cost	42,622
Short-term lease cost	763
Total	43,385

Year Ended
December 31, 2022
RMB

Selling and marketing expenses	1,525
General and administrative expenses	11,192
Research and development expenses	30,668
Total	43,385

Summary of operating lease right-of-use assets and the amortization

As of December 31,
2022
RMB

Operating lease right-of-use assets	123,385
Less: accumulated amortization	(38,059)
Total	85,326

Summary of weighted average remaining lease term and weighted average discount rate

As of December 31,
2022

Weighted average remaining lease term (years):
Operating leases	6.12

Weighted average discount rate:
Operating leases	7.03%

Schedule of future minimum lease payments

As of December 31,
2022
RMB

2023	28,118
2024	14,596
2025	14,173
2026	12,212
2027	8,644
2028 and thereafter	36,162
Total lease payments	113,905
Less imputed interest	(30,214)

Present value of lease liabilities	83,691
Current portion	24,152
Operating lease liabilities, non-current	59,539

Summary of supplemental cash flow information

Year Ended
December 31, 2022
RMB
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	39,799

Right-of-use assets obtained in exchange for lease obligations
Operating leases	51,621